Other Income and Expenses	12 Months Ended
Dec. 31, 2022
Analysis of income and expense [abstract]
Other Income and Expenses	Other Income and Expenses

	2022	2021	2020
Other income:
Gain on sale of long-lived assets	Ps. 324	Ps. 259	Ps. 274
Cancellation of contingencies	641	745	344
Foreign exchange gain related to operating activities	105	—	—
Joint venture sale	—	—	212
Other	403	498	664
	Ps. 1,473	Ps. 1,502	Ps. 1,494
Other expenses:
Provisions for contingencies	Ps. 1,146	Ps. 938	Ps. 842
Loss on the retirement of long-lived assets	177	199	291
Loss on sale of long-lived assets	74	201	178
Loss on the retirement of intangible assets	—	3	375
Impairment (See Note 9)	—	250	2,501
Severance payments	224	233	192
Donations	302	258	361
Foreign exchange losses related to operating activities	—	61	69
Other	533	166	296
	Ps. 2,456	Ps. 2,309	Ps. 5,105